Financial Instruments - Derivative Instruments not designated as hedging instruments - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 282,375	$ 0
Total derivatives	341,424	0
Current liabilities - Interest rate swaps
Derivative Instruments not designated as hedging instruments
Interest rate swaps	63,185	0
Current assets - Interest rate swaps
Derivative Instruments not designated as hedging instruments
Interest rate swaps	(4,136)	0
Long-term liabilities - Warrant liability
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 282,375	$ 0